SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT (Details 2) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended						4 Months Ended		12 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Jun. 15, 2014	Mar. 23, 2014	Dec. 29, 2013	Jun. 16, 2013	Mar. 24, 2013	Oct. 05, 2014	Oct. 06, 2013	Dec. 28, 2014	Dec. 29, 2013
Operating and administrative expenses	$ 51,727	$ 104,001	$ 101,491	$ 92,358	$ 91,677	$ 88,463	$ 85,576	$ 140,678	$ 121,417	$ 438,528	$ 387,133
Loss before income taxes	(14,092)	12,896	18,034	3,847	(11,533)	5,518	1,719	15,195	17,896	49,972	13,600
Income tax benefit	4,804	(3,623)	(6,919)	(1,340)	4,544	(1,920)	(190)	(4,972)	(7,863)	(16,854)	(5,429)
Net income (loss)	(9,288)	9,273	11,115	2,507	(6,989)	3,598	1,529	10,223	10,033	33,118	8,171
Minimum pension obligation adjustment, net of tax of $(21,744), $15,066 and $4,029, respectively	6,019									(32,480)	22,505
Derivative instruments:
(Loss) gain, net of tax of $(1,670) and $1,932, respectively										(2,504)	2,898
Reclassification adjustments, net of tax of $6 and $(12), respectively										9	(18)
Foreign currency translation										(426)	(420)
Other comprehensive (loss) income	6,019									(35,401)	24,965
Comprehensive (loss) income	3,269									2,283	(33,136)
Minimum pension obligation adjustment, tax	4,029									(21,744)	15,066
Derivative instrument (loss) gain, tax										(1,670)	1,932
Reclassification adjustments, tax										6	(12)
Smart & Final Holdings, Inc.
Operating and administrative expenses	42									15,892	1,714
Loss before income taxes	(42)									(15,892)	(1,714)
Income tax benefit										6,268	651
Loss before equity in net income (loss) of subsidiaries	(42)									(9,624)	(1,063)
Equity in net income (loss) of subsidiaries, net of tax	(9,246)									42,742	9,234
Net income (loss)	(9,288)									33,118	8,171
Minimum pension obligation adjustment, net of tax of $(21,744), $15,066 and $4,029, respectively	6,019									(32,480)	22,505
Derivative instruments:
(Loss) gain, net of tax of $(1,670) and $1,932, respectively										(2,504)	2,898
Reclassification adjustments, net of tax of $6 and $(12), respectively										9	(18)
Foreign currency translation										(426)	(420)
Other comprehensive (loss) income	6,019									(35,401)	24,965
Comprehensive (loss) income	(3,269)									(2,283)	33,136
Minimum pension obligation adjustment, tax										(21,744)	15,066
Derivative instrument (loss) gain, tax										(1,670)	1,932
Reclassification adjustments, tax										$ 6	$ (12)